ACCOUNTS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounts Receivable [Line Items]
IVA receivable	$ 12,620
IVA receivables current	10,572	$ 15,353
IVA receivables noncurrent	2,048
El Cubo [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables current	3,810	4,888
IVA receivables noncurrent	869
Guanacevi [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables current	6,628	$ 6,957
IVA receivables noncurrent	824
Terronera [Member]
Disclosure Of Accounts Receivable [Line Items]
IVA receivables noncurrent	$ 355